Investments in equity accounted associates (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 27, 2022 USD ($) company	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Discount rate (in percent)			30.00%
EV/Bookings multiple			1.2
Enterprise Value EBITDA Multiple			8.6
MX Capital Limited [Member]
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	48.80%
Consideration	$ 15,000
Further earn-out payments	35,000
Fair value of sellers earn-outs	$ 2,297
Put and call option to obtain full control (as a percent)	100.00%
Fair Value Of Symmetric Option Assets	$ 2,623
Fair Value Of Symmetric Option Liability	9,810
Further consideration	$ 100,000
Fair value of founders earn-outs						$ 258
Goodwill impairment		$ 0	$ 0
Recoverable amount of the CGU			$ 0
Period applied to cash flow projections			3 years
Discount rate (in percent)			19.30%
Impairment charge		$ 0	$ 15,881
Percentage of change in EV/EBITDA multiple			10.00%
Percentage of change in EV/Bookings multiple		10.00%	10.00%
Increase in recoverable amount due to change in EV/Bookings multiple			$ 785
Decrease in recoverable amount due to change in EV/Bookings multiple			0
Castcrown Ltd
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	49.50%
Consideration	$ 2,970
Number of survival RPG titles | company	2
Additional option premium	$ 515
Derivative asset arising from call option			$ (1,799)	$ 1,799	$ (1,799)
Maximum option premium	1,200
Put and call option to obtain full control (as a percent)	100.00%